T. ROWE PRICE High Yield Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 10.0% (1)
Aerospace & Defense 0.4%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.647%,
4/6/26  19,650 19,106
Peraton, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/1/28  17,102 17,099
36,205
Airlines 0.6%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 5.50%,
4/20/28  9,195 9,462
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27  16,565 17,559
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/20/27  13,575 14,387
United Airlines, FRN, 1M USD LIBOR + 3.75%, 4.50%, 4/21/28  9,546 9,556
50,964
Automotive 0.2%
Clarios Global, FRN, 1M USD LIBOR + 3.25%, 3.335%, 4/30/26  7,306 7,220
Mavis Tire Express Services TopCo, FRN, 1M USD LIBOR + 4.00%,
4.75%, 5/4/28  12,255 12,248
19,468
Cable Operators 0.2%
Altice France, FRN, 3M USD LIBOR + 4.00%, 4.125%, 8/14/26  16,601 16,539
16,539
Consumer Products 0.3%
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  28,037 27,877
27,877
Container 0.1%
Kouti, FRN, 3M EURIBOR + 0.00%, 7/1/28 (EUR) (2) 5,045 5,938
5,938
Energy 0.8%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  51,094 50,598
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.835%,
3/11/26  11,255 10,861
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
4.634%, 10/19/26  10,235 10,258
71,717
Food 0.1%
Bellring Brands, FRN, 1M USD LIBOR + 4.00%, 4.75%, 10/21/24  11,671 11,702
11,702
Gaming 0.2%
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
2.835%, 8/14/24  21,203 21,000
21,000
Health Care 0.8%
ADMI, FRN, 1M USD LIBOR + 3.13%, 3.625%, 12/23/27  16,454 16,210

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ADMI, FRN, 1M USD LIBOR + 3.50%, 4.00%, 12/23/27  5,310 5,290
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/1/27  20,613 20,665
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 3.835%, 11/16/25  9,953 9,878
U.S. Radiology Specialists, FRN, 1M USD LIBOR + 5.50%, 6.25%,
12/15/27  13,562 13,608
65,651
Information Technology 0.7%
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28  4,088 4,200
Proofpoint, FRN, 1M USD LIBOR + 0.00%, 8/31/28 (2) 12,560 12,480
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 8/31/29 (2) 5,065 5,135
RealPage, FRN, 3M USD LIBOR + 6.50%, 7.25%, 4/23/29  15,551 15,842
Solera, FRN, 1M USD LIBOR + 4.00%, 4.50%, 6/2/28  18,220 18,198
55,855
Manufacturing 0.3%
Apex Tool Group, FRN, 3M USD LIBOR + 5.25%, 6.50%, 8/1/24  22,406 22,431
22,431
Satellites 1.4%
Intelsat Jackson Holdings, 8.625%, 1/2/24  12,890 13,093
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%, 6.50%,
7/13/22  22,288 22,378
Intelsat Jackson Holdings, FRN, PRIME + 4.75%, 8.00%,
11/27/23 (2) 52,271 53,023
Intelsat Jackson Holdings, FRN, PRIME + 5.50%, 8.75%, 1/2/24 (2) 580 590
Iridium Satellite, FRN, 3M USD LIBOR + 2.50%, 3.25%, 11/4/26  34,120 34,046
123,130
Services 1.2%
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.00%, 7/12/24  12,390 12,372
CoreLogic, FRN, 3M USD LIBOR + 6.50%, 7.00%, 6/4/29  7,980 8,080
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.085%,
5/29/26  7,718 7,720
UKG, FRN, 1M USD LIBOR + 3.25%, 4.00%, 5/4/26  32,083 32,083
UKG, FRN, 1M USD LIBOR + 6.75%, 7.50%, 5/3/27  44,020 44,653
104,908
Wireless Communications 2.7%
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.335%, 12/23/26  25,342 24,839
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.335%, 7/31/27  23,361 22,889
Asurion, FRN, 1M USD LIBOR + 5.25%, 1/20/29 (2) 100,360 99,796
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.335%, 1/31/28  69,714 69,341
CCI Buyer, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/17/27  13,302 13,327
230,192
Total Bank Loans (Cost $851,208) 863,577

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BOND MUTUAL FUNDS 0.3%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 3.97% (3)
(4) 2,861 27,897
Total Bond Mutual Funds (Cost $28,534) 27,897
COMMON STOCKS 0.9%
Cable Operators 0.1%
Liberty Broadband, Class C (5) 56 10,695
10,695
Gaming 0.0%
New Cotai Participation, Class B (5)(6)(7) — —
—
Metals & Mining 0.2%
Constellium (5) 928 18,773
18,773
Utilities 0.3%
Sempra Energy  58 7,703
Vistra  987 18,850
26,553
Wireless Communications 0.3%
T-Mobile U.S. (5) 168 23,073
23,073
Total Common Stocks (Cost $64,319) 79,094
CONVERTIBLE BONDS 0.2%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  8,735 9,131
9,131
Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45  11,131 9,445
9,445
Total Convertible Bonds (Cost $15,382) 18,576

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE PREFERRED STOCKS 3.4%
Energy 1.2%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $98,536 (8)(9) 98 105,458
105,458
Energy Services 0.4%
NuStar Energy, VR, 10.75% (6)(8) 1,200 33,890
33,890
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27 (5)(7) 47 —
—
Health Care 0.4%
Avantor, Series A, 6.25%, 5/15/22  299 36,315
36,315
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $8,964 (5)(9) 9 9,123
9,123
Manufacturing 0.4%
Danaher, Series B, 5.00%, 4/15/23  18 30,261
30,261
Utilities 0.9%
American Electric Power, 6.125%, 3/15/22  253 12,938
American Electric Power, 6.125%, 8/15/23  214 11,357
NextEra Energy, 5.279%, 3/1/23  594 31,828
Southern, Series A, 6.75%, 8/1/22  336 17,756
73,879
Total Convertible Preferred Stocks (Cost $240,990) 288,926
CORPORATE BONDS 83.2%
Aerospace & Defense 1.0%
Bombardier, 7.50%, 3/15/25 (6) 8,385 8,605
TransDigm, 6.25%, 3/15/26 (6) 49,085 51,601
TransDigm, 7.50%, 3/15/27  3,100 3,282
TransDigm, 8.00%, 12/15/25 (6) 18,765 20,056
83,544
Airlines 2.1%
Air Canada, 3.875%, 8/15/26 (6) 7,975 8,015

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Air Canada, 4.625%, 8/15/29 (CAD) (6) 7,190 5,720
American Airlines, 5.50%, 4/20/26 (6) 25,130 26,449
American Airlines, 5.75%, 4/20/29 (6) 27,295 29,445
American Airlines, 11.75%, 7/15/25 (6) 19,820 24,602
Delta Air Lines, 4.50%, 10/20/25 (6) 3,895 4,176
Delta Air Lines, 4.75%, 10/20/28 (6) 13,690 15,241
Delta Air Lines, 7.00%, 5/1/25 (6) 13,900 16,246
Delta Air Lines, 7.375%, 1/15/26  19,150 22,525
Hawaiian Brand Intellectual Property, 5.75%, 1/20/26 (6) 7,635 8,026
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 10,695 11,617
United Airlines, 4.625%, 4/15/29 (6) 9,420 9,773
181,835
Automotive 5.0%
Adient Global Holdings, 4.875%, 8/15/26 (6) 19,714 20,256
Adient U.S., 9.00%, 4/15/25 (6) 17,900 19,511
Clarios Global, 6.25%, 5/15/26 (6) 1,823 1,923
Clarios Global, 8.50%, 5/15/27 (6) 65,145 69,542
Dana, 4.25%, 9/1/30  6,295 6,531
Dana, 5.625%, 6/15/28  12,580 13,476
Dana Financing Luxembourg, 5.75%, 4/15/25 (6) 1,235 1,274
Ford Motor, 8.50%, 4/21/23  9,485 10,494
Ford Motor, 9.00%, 4/22/25  28,630 34,966
Ford Motor, 9.625%, 4/22/30  12,640 18,022
Ford Motor Credit, 5.125%, 6/16/25  15,420 16,901
Goodyear Tire & Rubber, 5.00%, 7/15/29 (6) 28,250 29,804
Goodyear Tire & Rubber, 5.25%, 4/30/31  17,000 18,105
Goodyear Tire & Rubber, 5.25%, 7/15/31 (6) 16,835 17,971
Goodyear Tire & Rubber, 9.50%, 5/31/25  6,490 7,155
Jaguar Land Rover Automotive, 5.875%, 1/15/28 (6) 8,600 8,837
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (6) 12,245 13,316
LCM Investments Holdings II, 4.875%, 5/1/29 (6) 14,475 14,837
Lithia Motors, 3.875%, 6/1/29 (6) 13,255 13,851
Meritor, 6.25%, 6/1/25 (6) 11,840 12,580
Metis Merger Sub, 6.50%, 5/15/29 (6) 12,840 12,840
Tenneco, 5.00%, 7/15/26  26,379 26,313
Tenneco, 5.125%, 4/15/29 (6) 25,675 26,574
Tenneco, 5.375%, 12/15/24  7,805 7,844
Tenneco, 7.875%, 1/15/29 (6) 10,365 11,674
434,597
Banking 0.5%
Banco do Brasil, VR, 9.00% (8)(10) 21,100 23,679
Itau Unibanco Holding, VR, 6.125% (6)(8)(10) 19,990 20,435
44,114
Broadcasting 5.1%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (6) 14,825 15,344

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (6) 28,775 29,962
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (6) 8,750 8,969
Diamond Sports Group, 5.375%, 8/15/26 (6) 2,185 1,448
Diamond Sports Group, 6.625%, 8/15/27 (6) 20,835 8,959
iHeartCommunications, 6.375%, 5/1/26  5,429 5,727
iHeartCommunications, 8.375%, 5/1/27  98,614 104,654
Midas OpCo Holdings, 5.625%, 8/15/29 (6) 42,175 43,177
Nexstar Broadcasting, 4.75%, 11/1/28 (6) 9,945 10,318
Nexstar Media, 5.625%, 7/15/27 (6) 12,945 13,722
Nielsen Finance, 4.50%, 7/15/29 (6) 4,550 4,504
Nielsen Finance, 4.75%, 7/15/31 (6) 6,215 6,122
Nielsen Finance, 5.625%, 10/1/28 (6) 12,570 13,198
Outfront Media Capital, 4.25%, 1/15/29 (6) 3,940 3,950
Outfront Media Capital, 6.25%, 6/15/25 (6) 5,695 6,037
Sirius XM Radio, 3.125%, 9/1/26 (6) 7,090 7,223
Sirius XM Radio, 3.875%, 9/1/31 (6) 6,155 6,116
Sirius XM Radio, 4.00%, 7/15/28 (6) 29,395 30,056
Sirius XM Radio, 4.125%, 7/1/30 (6) 11,665 11,927
Sirius XM Radio, 5.00%, 8/1/27 (6) 10,570 11,059
Terrier Media Buyer, 8.875%, 12/15/27 (6) 30,270 32,162
Townsquare Media, 6.875%, 2/1/26 (6) 15,560 16,494
Univision Communications, 4.50%, 5/1/29 (6) 21,130 21,447
Univision Communications, 6.625%, 6/1/27 (6) 15,540 16,783
Univision Communications, 9.50%, 5/1/25 (6) 7,150 7,776
437,134
Building & Real Estate 1.3%
Brookfield Residential Properties, 5.00%, 6/15/29 (6) 12,180 12,393
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (6) 19,265 20,854
Howard Hughes, 4.125%, 2/1/29 (6) 17,145 17,295
Howard Hughes, 4.375%, 2/1/31 (6) 9,185 9,266
Howard Hughes, 5.375%, 8/1/28 (6) 15,520 16,451
Realogy Group, 7.625%, 6/15/25 (6) 4,090 4,397
Realogy Group, 9.375%, 4/1/27 (6) 10,410 11,490
Shimao Group Holdings, 5.60%, 7/15/26  4,481 4,683
Taylor Morrison Communities, 5.125%, 8/1/30 (6) 5,970 6,507
Weekley Homes, 4.875%, 9/15/28 (6) 4,565 4,736
108,072
Building Products 1.0%
CP Atlas Buyer, 7.00%, 12/1/28 (6) 3,300 3,366
Forterra Finance, 6.50%, 7/15/25 (6) 11,955 12,807
New Enterprise Stone & Lime, 6.25%, 3/15/26 (6) 13,980 14,399
PGT Innovations, 6.75%, 8/1/26 (6) 13,145 13,819
Specialty Building Products Holdings, 6.375%, 9/30/26 (6) 10,935 11,482
SRS Distribution, 6.125%, 7/1/29 (6) 1,725 1,783
Summit Materials, 5.25%, 1/15/29 (6) 8,245 8,698

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Summit Materials, 6.50%, 3/15/27 (6) 17,880 18,774
85,128
Cable Operators 9.4%
Altice Financing, 5.00%, 1/15/28 (6) 34,150 34,065
Altice Financing, 5.75%, 8/15/29 (6) 21,665 22,152
Altice France, 5.125%, 1/15/29 (6) 11,675 11,733
Altice France, 5.125%, 7/15/29 (6) 33,885 34,139
Altice France, 8.125%, 2/1/27 (6) 12,580 13,634
Altice France Holding, 6.00%, 2/15/28 (6) 62,220 61,676
Altice France Holding, 10.50%, 5/15/27 (6) 7,582 8,302
C&W Senior Financing, 6.875%, 9/15/27 (6) 21,285 22,655
CCO Holdings, 4.25%, 1/15/34 (6) 10,805 10,900
CCO Holdings, 4.50%, 8/15/30 (6) 3,000 3,131
CCO Holdings, 4.50%, 5/1/32  19,850 20,718
CCO Holdings, 4.50%, 6/1/33 (6) 29,195 30,217
CCO Holdings, 5.00%, 2/1/28 (6) 54,455 56,905
CCO Holdings, 5.125%, 5/1/27 (6) 24,995 26,088
CCO Holdings, 5.375%, 6/1/29 (6) 17,950 19,588
CCO Holdings, 5.50%, 5/1/26 (6) 23,850 24,625
CSC Holdings, 4.625%, 12/1/30 (6) 16,110 15,788
CSC Holdings, 5.00%, 11/15/31 (6) 11,325 11,283
CSC Holdings, 5.75%, 1/15/30 (6) 20,960 22,113
CSC Holdings, 6.50%, 2/1/29 (6) 34,835 38,449
CSC Holdings, 7.50%, 4/1/28 (6) 24,805 27,161
DIRECTV Holdings, 5.875%, 8/15/27 (6) 12,670 13,240
DISH DBS, 5.125%, 6/1/29  11,670 11,611
DISH DBS, 5.875%, 11/15/24  5,395 5,793
DISH DBS, 7.375%, 7/1/28  17,990 19,339
DISH DBS, 7.75%, 7/1/26  22,175 25,335
LCPR Senior Secured Financing, 6.75%, 10/15/27 (6) 5,530 5,892
Netflix, 5.375%, 11/15/29 (6) 17,950 22,056
Netflix, 5.875%, 11/15/28  31,165 38,645
Netflix, 6.375%, 5/15/29  49,980 64,099
Radiate Holdco, 6.50%, 9/15/28 (6) 15,550 15,939
Virgin Media Finance, 5.00%, 7/15/30 (6) 5,405 5,597
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (6) 34,490 35,395
VTR Finance, 6.375%, 7/15/28 (6) 7,420 7,886
Ziggo Bond, 5.125%, 2/28/30 (6) 6,055 6,217
Ziggo Bond, 6.00%, 1/15/27 (6) 17,490 18,168
810,534
Chemicals 1.8%
Compass Minerals International, 6.75%, 12/1/27 (6) 9,110 9,645
CVR Partners, 6.125%, 6/15/28 (6) 12,315 12,561
GPD, 10.125%, 4/1/26 (6) 13,455 14,498
Kraton Polymers, 5.25%, 5/15/26 (EUR) (6) 4,210 5,103

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Methanex, 5.125%, 10/15/27  13,625 14,783
Methanex, 5.25%, 12/15/29  7,440 8,100
Methanex, 5.65%, 12/1/44  10,819 11,699
OCI, 4.625%, 10/15/25 (6) 15,280 15,891
SCIH Salt Holdings, 4.875%, 5/1/28 (6) 16,595 16,702
Tronox, 4.625%, 3/15/29 (6) 16,520 16,747
Univar Solutions USA, 5.125%, 12/1/27 (6) 19,935 20,832
WR Grace Holdings, 5.625%, 8/15/29 (6) 11,250 11,686
158,247
Conglomerates 0.1%
General Electric, Series D, VR, 3.449% (8) 12,598 12,189
12,189
Consumer Products 0.6%
CD&R Smokey Buyer, 6.75%, 7/15/25 (6) 2,740 2,911
Life Time, 5.75%, 1/15/26 (6) 16,388 16,798
Mattel, 5.45%, 11/1/41  3,902 4,692
Mattel, 5.875%, 12/15/27 (6) 7,920 8,643
Mattel, 6.20%, 10/1/40  7,015 9,014
Wolverine World Wide, 4.00%, 8/15/29 (6) 9,185 9,311
51,369
Container 1.2%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (6) 27,180 27,690
Ardagh Packaging Finance, 5.25%, 8/15/27 (6) 21,355 21,996
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (6) 8,700 8,580
Mauser Packaging Solutions Holding, 8.50%, 4/15/24 (6) 6,035 6,231
Pactiv, 7.95%, 12/15/25  9,160 10,396
Pactiv, 8.375%, 4/15/27  2,805 3,240
Trivium Packaging Finance, 5.50%, 8/15/26 (6) 7,220 7,590
Trivium Packaging Finance, 8.50%, 8/15/27 (6) 14,240 15,308
101,031
Drugs 0.1%
Teva Pharmaceutical Finance, 6.15%, 2/1/36  5,610 6,213
6,213
Energy 9.3%
Aethon United BR, 8.25%, 2/15/26 (6) 7,350 7,975
Archrock Partners, 6.875%, 4/1/27 (6) 11,435 11,864
Cheniere Energy Partners, 4.50%, 10/1/29  19,050 20,479
Cheniere Energy Partners, 5.625%, 10/1/26  5,885 6,076
Citgo Holding, 9.25%, 8/1/24 (6) 21,710 21,493
CITGO Petroleum, 7.00%, 6/15/25 (6) 22,285 22,786
Comstock Resources, 5.875%, 1/15/30 (6) 14,255 14,255
Comstock Resources, 6.75%, 3/1/29 (6) 9,155 9,567
Continental Resources, 4.375%, 1/15/28  17,100 19,109
Continental Resources, 4.90%, 6/1/44  11,000 12,375
Continental Resources, 5.75%, 1/15/31 (6) 19,275 23,491

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CrownRock, 5.625%, 10/15/25 (6) 4,445 4,584
DCP Midstream, Series A, VR, 7.375% (8)(10) 11,294 10,927
DCP Midstream Operating, 5.625%, 7/15/27  6,865 7,775
DCP Midstream Operating, 6.75%, 9/15/37 (6) 17,875 22,254
DCP Midstream Operating, 8.125%, 8/16/30  8,515 11,346
Endeavor Energy Resources, 5.75%, 1/30/28 (6) 14,198 14,943
Endeavor Energy Resources, 6.625%, 7/15/25 (6) 2,885 3,058
EQT, 5.00%, 1/15/29  3,900 4,427
EQT, 6.625%, 2/1/25  2,470 2,831
EQT, 7.50%, 2/1/30  16,946 22,030
Exterran Energy Solutions, 8.125%, 5/1/25  15,425 13,883
Gulfport Energy Operating, 8.00%, 5/17/26 (6) 11,970 12,718
Hilcorp Energy I, 5.75%, 2/1/29 (6) 6,670 6,770
Hilcorp Energy I, 6.00%, 2/1/31 (6) 7,490 7,677
Independence Energy Finance, 7.25%, 5/1/26 (6) 15,780 15,938
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (6) 32,345 33,315
NGL Energy Operating, 7.50%, 2/1/26 (6) 47,321 47,913
NGL Energy Partners, 7.50%, 11/1/23  16,710 15,749
NuStar Logistics, 5.75%, 10/1/25  9,790 10,500
Occidental Petroleum, 6.125%, 1/1/31  8,685 10,499
Occidental Petroleum, 6.375%, 9/1/28  9,005 10,660
Occidental Petroleum, 6.45%, 9/15/36  2,310 2,887
Occidental Petroleum, 6.625%, 9/1/30  5,865 7,287
Occidental Petroleum, 7.50%, 5/1/31  7,500 9,806
Occidental Petroleum, 7.875%, 9/15/31  4,847 6,428
Occidental Petroleum, 7.95%, 6/15/39  19,810 26,075
Occidental Petroleum, 8.00%, 7/15/25  12,700 15,240
Occidental Petroleum, 8.50%, 7/15/27  16,975 21,389
Occidental Petroleum, 8.875%, 7/15/30  32,395 44,300
Range Resources, 8.25%, 1/15/29 (6) 5,870 6,516
Range Resources, 9.25%, 2/1/26  14,665 16,058
Solaris Midstream Holdings, 7.625%, 4/1/26 (6) 8,490 8,999
Tallgrass Energy Partners, 5.50%, 1/15/28 (6) 7,230 7,284
Tallgrass Energy Partners, 6.00%, 3/1/27 (6) 8,060 8,322
Tallgrass Energy Partners, 6.00%, 12/31/30 (6) 11,175 11,371
Tallgrass Energy Partners, 6.00%, 9/1/31 (6) 17,225 17,225
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 10,935 11,755
Targa Resources Partners, 4.00%, 1/15/32 (6) 17,880 18,685
Targa Resources Partners, 5.375%, 2/1/27  1,180 1,220
Targa Resources Partners, 5.875%, 4/15/26  1,055 1,104
Targa Resources Partners, 6.50%, 7/15/27  6,060 6,545
Targa Resources Partners, 6.875%, 1/15/29  9,970 11,166
Transocean Phoenix 2, 7.75%, 10/15/24 (6) 4,001 4,061
Transocean Pontus, 6.125%, 8/1/25 (6) 5,930 5,870
Transocean Proteus, 6.25%, 12/1/24 (6) 4,892 4,831
USA Compression Partners, 6.875%, 4/1/26  10,300 10,712

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
USA Compression Partners, 6.875%, 9/1/27  7,635 7,979
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (6) 10,930 11,244
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (6) 13,950 14,648
Vine Energy Holdings, 6.75%, 4/15/29 (6) 25,005 27,005
805,279
Entertainment & Leisure 3.1%
Carnival, 4.00%, 8/1/28 (6) 12,900 12,948
Carnival, 5.75%, 3/1/27 (6) 16,845 17,224
Carnival, 7.625%, 3/1/26 (6) 30,000 31,763
Carnival, 9.875%, 8/1/27 (6) 13,835 15,945
Carnival, 11.50%, 4/1/23 (6) 11,235 12,611
Cedar Fair, 5.375%, 4/15/27  14,955 15,366
Cedar Fair, 5.50%, 5/1/25 (6) 27,325 28,521
Cinemark USA, 5.25%, 7/15/28 (6) 10,730 10,194
NCL, 5.875%, 3/15/26 (6) 19,710 19,759
NCL Finance, 6.125%, 3/15/28 (6) 5,740 5,826
Royal Caribbean Cruises, 5.50%, 8/31/26 (6) 15,845 16,063
Royal Caribbean Cruises, 5.50%, 4/1/28 (6) 16,378 16,460
Royal Caribbean Cruises, 9.125%, 6/15/23 (6) 1,940 2,112
Royal Caribbean Cruises, 10.875%, 6/1/23 (6) 11,015 12,392
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (6) 19,635 19,561
Six Flags Theme Parks, 7.00%, 7/1/25 (6) 4,400 4,703
Vail Resorts, 6.25%, 5/15/25 (6) 8,020 8,501
Viking Cruises, 7.00%, 2/15/29 (6) 8,055 8,075
Viking Cruises, 13.00%, 5/15/25 (6) 5,170 5,971
263,995
Exploration & Production 0.0%
Apache, 6.00%, 1/15/37  790 929
929
Financial 5.4%
Acrisure, 4.25%, 2/15/29 (6) 11,410 11,296
Acrisure, 7.00%, 11/15/25 (6) 15,255 15,503
Acrisure, 10.125%, 8/1/26 (6) 21,370 24,041
Alliant Holdings Intermediate, 6.75%, 10/15/27 (6) 7,630 7,916
AmWINS Group, 4.875%, 6/30/29 (6) 4,615 4,684
Drawbridge Special Opportunities Fund, 3.875%, 2/15/26 (6) 10,275 10,607
Enact Holdings, 6.50%, 8/15/25 (6) 20,705 22,439
Freedom Mortgage, 6.625%, 1/15/27 (6) 13,000 12,447
GTCR AP Finance, 8.00%, 5/15/27 (6) 13,620 14,403
Home Point Capital, 5.00%, 2/1/26 (6) 13,060 11,297
HUB International, 7.00%, 5/1/26 (6) 25,975 26,819
Icahn Enterprises, 6.25%, 5/15/26  23,605 24,874
LPL Holdings, 4.00%, 3/15/29 (6) 13,290 13,522
LPL Holdings, 4.375%, 5/15/31 (6) 2,150 2,225
MGIC Investment, 5.25%, 8/15/28  5,715 6,115

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (6) 12,810 12,730
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (6) 24,890 25,979
Navient, 4.875%, 3/15/28  18,380 18,702
Navient, 5.00%, 3/15/27  12,240 12,791
Navient, 6.125%, 3/25/24  32,250 34,951
Navient, 6.75%, 6/25/25  16,535 18,457
Navient, 6.75%, 6/15/26  4,370 4,922
Navient, 7.25%, 9/25/23  16,090 17,659
OneMain Finance, 6.125%, 3/15/24  6,358 6,827
OneMain Finance, 6.625%, 1/15/28  5,755 6,647
OneMain Finance, 6.875%, 3/15/25  18,550 20,985
OneMain Finance, 7.125%, 3/15/26  5,820 6,795
OneMain Finance, 8.875%, 6/1/25  7,160 7,822
PennyMac Financial Services, 4.25%, 2/15/29 (6) 12,435 12,015
PennyMac Financial Services, 5.375%, 10/15/25 (6) 8,255 8,534
Rocket Mortgage, 5.25%, 1/15/28 (6) 21,961 23,177
SLM, 4.20%, 10/29/25  9,390 10,118
United Wholesale Mortgage, 5.50%, 4/15/29 (6) 8,485 8,347
465,646
Food 1.6%
Chobani, 4.625%, 11/15/28 (6) 5,205 5,381
Chobani, 7.50%, 4/15/25 (6) 32,150 33,436
Cosan Luxembourg, 7.00%, 1/20/27 (6) 17,390 18,323
Kraft Heinz Foods, 6.875%, 1/26/39  9,155 13,594
Kraft Heinz Foods, 7.125%, 8/1/39 (6) 6,935 10,488
Post Holdings, 4.50%, 9/15/31 (6) 8,315 8,388
Post Holdings, 5.625%, 1/15/28 (6) 11,105 11,674
Post Holdings, 5.75%, 3/1/27 (6) 9,335 9,732
Sigma Holdco, 7.875%, 5/15/26 (6) 7,533 7,618
Triton Water Holdings, 6.25%, 4/1/29 (6) 20,977 20,767
139,401
Forest Products 0.1%
Mercer International, 5.125%, 2/1/29  9,755 9,828
Mercer International, 5.50%, 1/15/26  2,170 2,216
12,044
Gaming 4.6%
Affinity Gaming, 6.875%, 12/15/27 (6) 4,400 4,653
Caesars Entertainment, 8.125%, 7/1/27 (6) 37,640 41,592
Caesars Resort Collection, 5.75%, 7/1/25 (6) 10,205 10,690
Churchill Downs, 4.75%, 1/15/28 (6) 1,360 1,418
Cirsa Finance International, 7.875%, 12/20/23 (6) 20,600 20,986
International Game Technology, 4.125%, 4/15/26 (6) 6,700 6,960
International Game Technology, 5.25%, 1/15/29 (6) 10,075 10,755
International Game Technology, 6.25%, 1/15/27 (6) 22,638 25,807
Melco Resorts Finance, 5.375%, 12/4/29 (6) 6,580 6,818

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MGM China Holdings, 4.75%, 2/1/27 (6) 10,685 10,859
MGM China Holdings, 5.25%, 6/18/25 (6) 7,405 7,655
MGM China Holdings, 5.875%, 5/15/26 (6) 7,510 7,893
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (6) 12,700 13,446
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 9,993
MGM Resorts International, 4.75%, 10/15/28  3,795 4,004
MGM Resorts International, 6.00%, 3/15/23  11,930 12,661
Midwest Gaming Borrower, 4.875%, 5/1/29 (6) 13,340 13,473
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (6) 26,005 27,760
Raptor Acquisition, 4.875%, 11/1/26 (6) 2,775 2,799
Scientific Games International, 7.00%, 5/15/28 (6) 5,590 6,002
Scientific Games International, 7.25%, 11/15/29 (6) 36,995 41,249
Scientific Games International, 8.25%, 3/15/26 (6) 32,000 34,080
Studio City Finance, 5.00%, 1/15/29 (6) 9,590 9,467
VICI Properties, 4.125%, 8/15/30 (6) 3,261 3,477
Wynn Las Vegas, 5.25%, 5/15/27 (6) 28,295 29,710
Wynn Macau, 5.50%, 1/15/26 (6) 12,005 12,333
Wynn Macau, 5.50%, 10/1/27 (6) 9,430 9,572
Wynn Resorts Finance, 5.125%, 10/1/29 (6) 10,965 11,404
397,516
Health Care 6.0%
AdaptHealth, 5.125%, 3/1/30 (6) 6,645 6,728
Avantor Funding, 4.625%, 7/15/28 (6) 23,550 24,786
Bausch Health, 4.875%, 6/1/28 (6) 20,890 21,412
Bausch Health, 6.25%, 2/15/29 (6) 12,200 12,109
Bausch Health, 7.00%, 1/15/28 (6) 2,125 2,199
Bausch Health, 7.25%, 5/30/29 (6) 30,823 31,748
Bausch Health Americas, 8.50%, 1/31/27 (6) 38,210 41,076
Bausch Health Americas, 9.25%, 4/1/26 (6) 31,600 34,049
Centene, 4.625%, 12/15/29  18,515 20,320
CHS, 6.00%, 1/15/29 (6) 12,215 12,994
CHS, 6.875%, 4/15/29 (6) 9,900 10,259
CHS, 8.00%, 12/15/27 (6) 24,945 27,502
DaVita, 4.625%, 6/1/30 (6) 13,095 13,652
HCA, 5.625%, 9/1/28  4,470 5,330
HCA, 5.875%, 2/15/26  11,520 13,334
HCA, 5.875%, 2/1/29  8,980 10,888
Legacy LifePoint Health, 6.75%, 4/15/25 (6) 10,640 11,199
Molina Healthcare, 4.375%, 6/15/28 (6) 11,070 11,610
Organon, 5.125%, 4/30/31 (6) 28,875 30,174
Radiology Partners, 9.25%, 2/1/28 (6) 5,528 5,915
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (6) 15,735 16,738
RP Escrow Issuer, 5.25%, 12/15/25 (6) 7,455 7,604
Select Medical, 6.25%, 8/15/26 (6) 10,155 10,714
Tenet Healthcare, 6.125%, 10/1/28 (6) 45,700 48,328

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tenet Healthcare, 6.875%, 11/15/31  10,830 12,454
Tenet Healthcare, 7.50%, 4/1/25 (6) 13,890 14,862
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  6,310 6,600
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  21,055 23,792
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  24,760 26,988
515,364
Information Technology 2.0%
ANGI Group, 3.875%, 8/15/28 (6) 4,930 4,850
Banff Merger Sub, 9.75%, 9/1/26 (6) 9,300 9,753
Boxer Parent, 6.50%, 10/2/25 (EUR) (6) 3,380 4,191
Boxer Parent, 7.125%, 10/2/25 (6) 3,885 4,147
Boxer Parent, 9.125%, 3/1/26 (6) 6,680 6,989
Expedia Group, 6.25%, 5/1/25 (6) 12,225 14,117
Go Daddy Operating, 5.25%, 12/1/27 (6) 9,720 10,182
LogMeIn, 5.50%, 9/1/27 (6) 8,565 8,886
Match Group Holdings II, 4.125%, 8/1/30 (6) 3,965 4,144
Photo Holdings Merger Sub, 8.50%, 10/1/26 (6) 31,147 33,717
SS&C Technologies, 5.50%, 9/30/27 (6) 18,245 19,340
Uber Technologies, 7.50%, 5/15/25 (6) 7,115 7,586
Uber Technologies, 7.50%, 9/15/27 (6) 33,525 36,584
Veritas U.S., 7.50%, 9/1/25 (6) 6,195 6,427
170,913
Lodging 0.8%
Hilton Domestic Operating, 5.375%, 5/1/25 (6) 3,745 3,914
Hilton Domestic Operating, 5.75%, 5/1/28 (6) 4,340 4,671
Hilton Worldwide Finance, 4.875%, 4/1/27  10,460 10,826
Marriott Ownership Resorts, 6.125%, 9/15/25 (6) 10,830 11,385
Park Intermediate Holdings, 4.875%, 5/15/29 (6) 10,160 10,439
Park Intermediate Holdings, 5.875%, 10/1/28 (6) 8,775 9,323
Park Intermediate Holdings, 7.50%, 6/1/25 (6) 7,535 8,063
RLJ Lodging Trust, 3.75%, 7/1/26 (6) 6,155 6,186
XHR, 4.875%, 6/1/29 (6) 1,450 1,490
66,297
Manufacturing 0.6%
Apex Tool Group, 9.00%, 2/15/23 (6) 8,490 8,511
Hillenbrand, 3.75%, 3/1/31  3,830 3,859
Hillenbrand, 5.00%, 9/15/26  430 480
Madison IAQ, 4.125%, 6/30/28 (6) 19,445 19,542
Madison IAQ, 5.875%, 6/30/29 (6) 11,160 11,397
Mueller Water Products, 4.00%, 6/15/29 (6) 7,770 8,003
51,792
Metals & Mining 3.5%
Alcoa Nederland Holding, 5.50%, 12/15/27 (6) 17,725 19,099
Alcoa Nederland Holding, 6.125%, 5/15/28 (6) 11,935 12,979
Alcoa Nederland Holding, 7.00%, 9/30/26 (6) 3,395 3,539

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Arconic, 6.00%, 5/15/25 (6) 6,970 7,379
Arconic, 6.125%, 2/15/28 (6) 20,499 21,831
Big River Steel, 6.625%, 1/31/29 (6) 21,974 23,897
Cleveland-Cliffs, 9.875%, 10/17/25 (6) 5,960 6,914
Constellium, 3.75%, 4/15/29 (6) 10,990 10,770
FMG Resources, 5.125%, 5/15/24 (6) 16,650 17,920
Freeport-McMoRan, 5.00%, 9/1/27  7,520 7,905
Freeport-McMoRan, 5.25%, 9/1/29  7,735 8,547
Freeport-McMoRan, 5.40%, 11/14/34  29,279 36,306
Freeport-McMoRan, 5.45%, 3/15/43  12,466 15,785
GrafTech Finance, 4.625%, 12/15/28 (6) 7,045 7,177
Hecla Mining, 7.25%, 2/15/28  29,735 31,928
Hudbay Minerals, 4.50%, 4/1/26 (6) 8,460 8,515
Hudbay Minerals, 6.125%, 4/1/29 (6) 15,290 16,456
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (6) 10,976 12,128
New Gold, 7.50%, 7/15/27 (6) 8,245 8,678
Novelis, 4.75%, 1/30/30 (6) 18,235 19,375
297,128
Other Telecommunications 0.9%
Consolidated Communications, 6.50%, 10/1/28 (6) 13,060 14,284
Embarq, 7.995%, 6/1/36  10,735 11,299
Level 3 Financing, 3.75%, 7/15/29 (6) 12,780 12,444
Lumen Technologies, 4.50%, 1/15/29 (6) 29,700 29,032
Lumen Technologies, 5.375%, 6/15/29 (6) 12,665 12,966
80,025
Real Estate Investment Trust Securities 0.4%
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (6) 17,230 16,691
Service Properties Trust, 4.35%, 10/1/24  17,185 17,374
34,065
Restaurants 0.9%
1011778 BC ULC, 5.75%, 4/15/25 (6) 4,160 4,384
Dave & Buster's, 7.625%, 11/1/25 (6) 19,592 20,767
Yum! Brands, 5.35%, 11/1/43  19,590 21,647
Yum! Brands, 6.875%, 11/15/37  17,960 23,348
Yum! Brands, 7.75%, 4/1/25 (6) 10,155 10,917
81,063
Retail 1.2%
Ambience Merger Sub, 7.125%, 7/15/29 (6) 7,420 7,401
Bath & Body Works, 6.625%, 10/1/30 (6) 12,280 14,260
Bath & Body Works, 6.95%, 3/1/33  2,015 2,433
Bath & Body Works, 7.50%, 6/15/29  9,820 11,404
Bath & Body Works, 9.375%, 7/1/25 (6) 12,695 16,424
L Brands, 6.694%, 1/15/27  1,620 1,904
Linens 'n Things, EC, 8.338%, 1/15/20 (5)(7) 9,800 —
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (6) 10,120 10,512

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PetSmart, 4.75%, 2/15/28 (6) 3,320 3,453
PetSmart, 7.75%, 2/15/29 (6) 25,505 27,992
Rent-A-Center, 6.375%, 2/15/29 (6) 3,790 4,093
99,876
Satellites 1.7%
Connect Finco, 6.75%, 10/1/26 (6) 20,000 20,750
Hughes Satellite Systems, 6.625%, 8/1/26  34,475 39,129
Intelsat Jackson Holdings, 9.50%, 9/30/22 (6) 53,761 63,841
Telesat Canada, 6.50%, 10/15/27 (6) 11,445 9,671
Viasat, 5.625%, 4/15/27 (6) 9,745 10,111
143,502
Services 6.1%
ADT Security, 4.125%, 8/1/29 (6) 13,500 13,449
Adtalem Global Education, 5.50%, 3/1/28 (6) 16,900 17,280
Advantage Sales & Marketing, 6.50%, 11/15/28 (6) 8,580 8,977
Allied Universal Holdco, 9.75%, 7/15/27 (6) 16,065 17,531
Black Knight InfoServ, 3.625%, 9/1/28 (6) 15,475 15,649
Booz Allen Hamilton, 4.00%, 7/1/29 (6) 6,620 6,868
Clarivate Science Holdings, 3.875%, 7/1/28 (6) 17,045 17,258
Clarivate Science Holdings, 4.875%, 7/1/29 (6) 11,855 12,211
Constellation Automotive Financing, 4.875%, 7/15/27 (GBP) (6) 3,545 4,861
eG Global Finance, 6.75%, 2/7/25 (6) 14,610 14,921
eG Global Finance, 8.50%, 10/30/25 (6) 15,759 16,508
Fair Isaac, 5.25%, 5/15/26 (6) 16,150 18,371
Gartner, 3.625%, 6/15/29 (6) 7,935 8,163
Gartner, 4.50%, 7/1/28 (6) 5,740 6,077
GFL Environmental, 4.375%, 8/15/29 (6) 10,865 10,892
GFL Environmental, 4.75%, 6/15/29 (6) 15,105 15,520
H&E Equipment Services, 3.875%, 12/15/28 (6) 34,955 34,955
IPD 3, 5.50%, 12/1/25 (EUR) (6) 3,355 4,117
Millennium Escrow, 6.625%, 8/1/26 (6) 8,495 8,686
MSCI, 3.25%, 8/15/33 (6) 6,755 6,932
MSCI, 4.00%, 11/15/29 (6) 11,540 12,362
Performance Food Group, 5.50%, 10/15/27 (6) 12,815 13,360
Picasso Finance Sub, 6.125%, 6/15/25 (6) 5,529 5,847
Presidio Holdings, 4.875%, 2/1/27 (6) 9,310 9,601
Presidio Holdings, 8.25%, 2/1/28 (6) 13,935 15,067
Prime Security Services Borrower, 5.75%, 4/15/26 (6) 12,180 13,124
Prime Security Services Borrower, 6.25%, 1/15/28 (6) 18,475 19,099
Sabre GLBL, 7.375%, 9/1/25 (6) 8,680 9,190
Sabre GLBL, 9.25%, 4/15/25 (6) 9,680 11,144
Shift4 Payments, 4.625%, 11/1/26 (6) 5,915 6,137
Staples, 7.50%, 4/15/26 (6) 26,818 27,019
Staples, 10.75%, 4/15/27 (6) 24,658 23,980
TK Elevator U.S. Newco, 5.25%, 7/15/27 (6) 22,875 24,076

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
United Rentals North America, 3.75%, 1/15/32  5,125 5,221
United Rentals North America, 3.875%, 2/15/31  15,500 16,023
Vertical Holdco, 7.625%, 7/15/28 (6) 25,260 27,366
WASH Multifamily Acquisition, 5.75%, 4/15/26 (6) 10,665 11,145
WeWork, 7.875%, 5/1/25 (6) 8,190 8,077
White Cap Buyer, 6.875%, 10/15/28 (6) 6,800 7,234
524,298
Supermarkets 1.5%
Albertsons, 3.50%, 3/15/29 (6) 29,195 29,487
Albertsons, 4.875%, 2/15/30 (6) 12,940 14,088
Albertsons, 5.875%, 2/15/28 (6) 13,310 14,275
Albertsons, 7.50%, 3/15/26 (6) 20,650 22,457
Iceland Bondco, 4.625%, 3/15/25 (GBP)  13,935 18,647
New Albertsons, 7.45%, 8/1/29  9,945 11,573
New Albertsons, 8.00%, 5/1/31  6,740 8,198
United Natural Foods, 6.75%, 10/15/28 (6) 11,785 12,728
131,453
Transportation 0.2%
Watco, 6.50%, 6/15/27 (6) 19,440 20,752
20,752
Utilities 2.7%
Calpine, 4.50%, 2/15/28 (6) 8,260 8,508
Calpine, 5.00%, 2/1/31 (6) 8,990 9,181
Calpine, 5.125%, 3/15/28 (6) 19,630 19,974
FirstEnergy, Series C, 7.375%, 11/15/31  6,145 8,572
NextEra Energy Operating Partners, 4.25%, 9/15/24 (6) 1,458 1,538
NextEra Energy Operating Partners, 4.50%, 9/15/27 (6) 13,605 14,676
NiSource, VR, 5.65% (8)(10) 12,860 13,503
Pacific Gas & Electric, 4.55%, 7/1/30  15,533 16,518
Pattern Energy Operations, 4.50%, 8/15/28 (6) 3,515 3,664
PG&E, 5.00%, 7/1/28  14,617 14,507
PG&E, 5.25%, 7/1/30  21,665 21,313
Pike, 5.50%, 9/1/28 (6) 11,220 11,388
Terraform Global Operating, 6.125%, 3/1/26 (6) 19,029 19,600
Vistra Operations, 4.375%, 5/1/29 (6) 46,345 47,040
Vistra Operations, 5.50%, 9/1/26 (6) 16,465 16,910
Vistra Operations, 5.625%, 2/15/27 (6) 3,430 3,559
230,451
Wireless Communications 1.4%
Sprint, 7.125%, 6/15/24  57,411 66,023
Sprint, 7.625%, 2/15/25  1,885 2,231
Sprint Capital, 6.875%, 11/15/28  18,260 23,807
T-Mobile USA, 2.625%, 2/15/29  12,865 13,055

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
T-Mobile USA, 2.875%, 2/15/31  12,040 12,348
117,464
Total Corporate Bonds (Cost $6,779,241) 7,163,260
MUNICIPAL SECURITIES 0.5%
Puerto Rico 0.5%
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (5)(11) 37,660 31,964
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/23 (5)(11) 2,700 2,417
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/25 (5)(11) 6,550 6,165
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.50%, 7/1/31 (5)(11) 4,660 4,345
Total Municipal Securities (Cost $41,778) 44,891
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 0.05% (3)(12) 156,960 156,960
156,960
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.02%, 11/4/21 (13) 3,345 3,345
3,345
Total Short-Term Investments (Cost $160,305) 160,305
Total Investments in Securities 100.4%
(Cost $8,181,757) $ 8,646,526
Other Assets Less Liabilities (0.4)% (30,605)
Net Assets 100.0% $ 8,615,921
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(4) SEC 30-day yield
(5) Non-income producing
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$5,358,390 and represents 62.2% of net assets.
(7) Level 3 in fair value hierarchy.
(8) Perpetual security with no stated maturity date.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $114,581 and represents 1.3% of net assets.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Seven-day yield
(13) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
OTC Over-the-counter
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year
Index, 6/20/26), Pay 5.00%
Quarterly, Receive upon
credit default, 12/15/21 @
1.00%* 1 118,950 (268)
Total Options Written (Premiums $(464)) $ (268)
* Exercise Spread

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/21 * 1,965 41 (48) 89
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 5,715 303 (160) 463
Citibank, Protection Sold (Relevant Credit:
American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/21 * 10,225 214 (30) 244
Citibank, Protection Sold (Relevant Credit:
Royal Caribbean Cruises, B2*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 5,705 302 (157) 459
JPMorgan Chase, Protection Sold
(Relevant Credit: American Airlines Group,
Caa1*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/21 * 620 13 (13) 26
Total Bilateral Credit Default Swaps, Protection Sold (408) 1,281
Total Bilateral Swaps (408) 1,281

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 3,453 (19) (159) 140
Total Centrally Cleared Credit Default Swaps,
Protection Sold 140
Total Centrally Cleared Swaps 140
Net payments (receipts) of variation margin to date (139)
Variation margin receivable (payable) on centrally cleared swaps $ 1
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/19/21 USD 4,428 EUR 3,753 $ (10)
Citibank 11/19/21 USD 2,179 EUR 1,849 (7)
HSBC Bank 10/22/21 USD 5,734 CAD 7,190 35
HSBC Bank 10/22/21 USD 4,877 GBP 3,545 3
HSBC Bank 10/22/21 USD 19,592 GBP 14,289 (56)
Morgan Stanley 11/19/21 USD 6,615 EUR 5,601 (9)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (44)

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 3.97%  $ — $ (57) $ 310
T. Rowe Price Government Reserve Fund, 0.05% — — 14
Totals $ — # $ (57) $ 324 +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
3.97%  $ 27,643 $ 311 $ — $ 27,897
T. Rowe Price Government
Reserve Fund, 0.05% 103,269 ¤ ¤ 156,960
Total $ 184,857 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $324 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $185,494.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund  (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE High Yield Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will

T. ROWE PRICE High Yield Fund

affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F57-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 927,044 $ — $ 927,044
Bond Mutual Funds 27,897 — — 27,897
Common Stocks 79,094 — — 79,094
Convertible Preferred Stocks — 288,926 — 288,926
Corporate Bonds — 7,163,260 — 7,163,260
Short-Term Investments 156,960 3,345 — 160,305
Total Securities 263,951 8,382,575 — 8,646,526
Swaps* — 1,013 — 1,013
Forward Currency Exchange
Contracts — 38 — 38
Total $ 263,951 $ 8,383,626 $ — $ 8,647,577
Liabilities
Options Written $ — $ 268 $ — $ 268
Forward Currency Exchange
Contracts — 82 — 82
Total $ — $ 350 $ — $ 350
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.